Summary of Results by Geographic Location (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of geographical areas [line items]
Total revenue	$ 50,492	$ 49,032
Total assets	1,957,024	1,917,528
Canada [member]
Disclosure of geographical areas [line items]
Total revenue	32,514	29,244
Total assets	1,045,532	1,014,344
United States [member]
Disclosure of geographical areas [line items]
Total revenue	17,754	18,442
Total assets	763,332	760,700
Other International [Member]
Disclosure of geographical areas [line items]
Total revenue	224	1,346
Total assets	$ 148,160	$ 142,484